Earnings per share	6 Months Ended
Dec. 31, 2022
Text block [abstract]
Earnings per share
Note 20. Earnings per share

	Consolidated December 2022	Consolidated December 2021 Restated*
	$	$
Loss after income tax attributable to the owners of Kazia Therapeutics Limited	(13,586,027)	(13,201,848)

	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share	145,661,097	132,014,383

Weighted average number of ordinary shares used in calculating diluted earnings per share	145,661,097	132,014,383

	Cents	Cents
Basic earnings per share	(9.327)	(10.000)
Diluted earnings per share	(9.327)	(10.000)
8,640,000 unlisted options have been excluded from the above calculations as they were anti-dilutive.